UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 8, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2008.

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  August 11, 2008


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       832,407 (x 1,000)



List of Other Included Managers:








FORM 13F INFORMATION TABLE
Report date: 3/31/08
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)  PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- 	--- ---- ------- ------------ -------- -------- -------

ACTIVISION INC			CS	004930202   12,637   462,383	SH	  SOLE			462,383
BEA SYSTEMS INC			CS	073325102  173,923 9,086,911	SH	  SOLE		      9,086,911
NAVTEQ CORP			CS	63936L100  201,373 2,961,373	SH	  SOLE		      2,961,373
SIRIUS SATELLITE RADIO INC	CS	82966U103    5,251 1,836,000	SH	  SOLE		      1,836,000
TRANE INC			CS	892893108  416,830 9,081,258	SH	  SOLE		      9,081,258
UAP HOLDING CORP		CS	903441103   12,291   320,006	SH	  SOLE			320,006
XM SATELLITE RADIO		CS	983759101   10,102   873,144	SH	  SOLE			873,144
						   832,407



